Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment, Net
	Communication network	Network control and testing equipment	Television equipment and infrastructure	Vehicles, computers, furniture and other equipment	Leasehold improvements	Total
	NIS millions
Cost
Balance as of January 1, 2019	5,074	63	368	201	100	5,806
Additions	205	1	110	14	1	331
Disposals	(300)	-	(69)	(21)	(19)	(409)

Balance as of December 31, 2019	4,979	64	409	194	82	5,728

Additions	167	1	123	19	2	312
Business combination	78	-	-	1	1	80
Discontinunce of consolidation	-	-	-	(2)	-	(2)
Deductions	(17)	-	(53)	(43)	(22)	(135)

Balance as of December 31, 2020	5,207	65	479	169	63	5,983

Accumulated depreciation
Balance as of January 1, 2019	3,771	54	138	119	72	4,154
Depreciation for the year	252	3	94	26	8	383
Deduction of depreciation	(147)	-	(55)	(20)	(19)	(241)

Balance as of December 31, 2019	3,876	57	177	125	61	4,296

Depreciation for the year	237	2	114	25	8	386
Business combination	34	-	-	1	-	35
Discontinunce of consolidation	-	-	-	(1)	-	(1)
Deduction of depreciation	(17)	-	(53)	(43)	(22)	(135)
Balance as of December 31, 2020	4,130	59	238	107	47	4,581

Amortized balance as of January 1, 2019	1,303	9	230	82	28	1,652
Amortized balance as of December 31, 2019	1,103	7	232	69	21	1,432
Amortized balance as of December 31, 2020	1,077	6	241	62	16	1,402